Consolidated statements of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income for the period	€ (698)	€ (463)	€ (1,605)
Pensions and other-post employment plans:
Remeasurement, before tax	(18)	(26)	101
Income tax effect on remeasurements	12	3	(20)
Financial assets fair value through OCI:
Net current-period change, before tax	(21)	(20)	(32)
Income tax effect on net current-period change	9	3	1
Total of items that will not be reclassified to Income Statement	(17)	(40)	49
Currency translation differences:
Net current period change, before tax	768	(579)	748
Income tax effect on net current-period change	(8)	0	2
Reclassification adjustment for (gain) loss realized	(7)	(26)	0
Cash flow hedges:
Net current-period change, before tax	21	29	(29)
Income tax effect on net current-period change	3	(2)	(10)
Reclassification adjustment for (gain) loss realized	(29)	(19)	63
Total of items that are or may be reclassified to Income Statement	748	(597)	774
Other comprehensive income for the period	731	(637)	823
Total comprehensive income for the period	33	(1,100)	(782)
Total comprehensive income (loss) attributable to:
Shareholders of Koninklijke Philips N.V.	27	(1,101)	(786)
Non-controlling interests	€ 6	€ 1	€ 4